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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08547

                          Pioneer Independence Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2006 through December 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                  INDEPENDENCE
                                      FUND

                                     Annual
                                     Report

                                    12/31/06


                             [LOGO] PIONEER
                                    Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                           2
Portfolio Management Discussion                                 4
Portfolio Summary                                               8
Prices and Distributions                                        9
Performance Update                                             10
Comparing Ongoing Fund Expenses                                14
Schedule of Investments                                        16
Financial Statements                                           21
Notes to Financial Statements                                  29
Report of Independent Registered Public Accounting Firm        37
Factors Considered by the Independent Trustees in Approving
the Management Contract                                        38
Trustees, Officers and Service Providers                       44

                                                                      Chairman's

Dear Shareowner:
--------------------------------------------------------------------------------
As the global economy reacted to good and bad news of 2006, overall it managed to keep chugging along with fairly stable growth. Looking back, the economic stories included slowing economic growth bringing monetary tightening to an end in the United States, price action in oil and other commodity markets threatening to unsettle global growth and inflation, geopolitical uncertainties and corporate earnings growth surpassing market expectations.

Global growth surpassed most analyst expectations in 2006. The International Monetary Fund estimates world output increased by 5.1% in 2006, up from 4.9% in 2005 and above the 3.7% average annual pace of growth of the previous 20 years. Growth is estimated to slow modestly in 2007 but to remain well above the long-term average.

U.S. economic growth slowed gradually over 2006, with estimated full-year growth of GDP of 3.3%, modestly below 2005 growth but still strong enough to lower the unemployment rate to 4.5%. While many observers were concerned that a weakening housing sector could be a drag on consumer spending, the consumer has shown resilience supported by a strong labor market and associated income growth and by oil and gasoline prices falling from record highs in the second half of the year. Corporate America has also proved resilient in the face of the slowing housing sector, with business investment growing at its fastest rate since 2000.

The Federal Reserve stopped increasing interest rates in mid-2006, but has retained its bias to raise rates, reflecting upside risks to inflation, particularly from the tight labor market, and confidence that the economy remained on solid ground. Consumers welcomed the relief from oil prices that peaked at mid-year, and fell sharply towards year end. Likewise, they benefited from core inflation (which excludes energy and food items) that has eased modestly in the second half of the year, but remains above what is generally considered the central bank's "comfort zone."

The European economy surpassed many economists' expectations in 2006. Eurozone GDP grew at a 3% pace, much stronger than its 1.8% average annual growth pace since 2000. Underlying this strength has been buoyant and broad-based strength in business sentiment and investment and in exports. While household consumption showed mixed results, the unemployment rate fell to 7.7% by the end of 2006. The European Central Bank raised interest rates gradually to 3.50% over the course of 2006, reflecting firm economic growth, steadily tightening labor market conditions, and fast growing money supply. Core inflation in the Eurozone remains reasonably benign, at roughly 1.5% per annum. European stock markets posted strong returns; appreciation of the Euro relative to both the dollar and Yen made the Eurozone stock market the top performer of 2006.

The Japanese economy continued to grow firmly in 2006, although the pace of expansion slowed in the second half of the year. Business investment was the major driver of expansion as increasing capacity utilization and better sentiment encouraged a new wave of investment. As deflation ended, the Bank of Japan ended its zero interest rate policy, although it has raised rates to only 0.25% thus far. After a strong showing in 2005, the Japanese stock market posted only muted gains in 2006.

Letter

Emerging economies enjoyed strong, relatively uninterrupted economic growth in 2006. Good financing conditions, buoyant commodity prices, which boosted income and investment in commodity exporting countries, and strong export demand from developed economies drove this growth. The emerging market stock index was very strong in early 2006, declined to near start-of-year levels, then rallied to finish the year only marginally behind the Eurozone. We believe similar growth can be expected in the emerging markets if current domestic economic and political conditions prevail.

While global economic momentum has started to slow, we expect the global economy to continue growing firmly in 2007, supported by business investment, rising employment, and lower energy prices. A slowdown in the U.S. growth rate would be welcome, since rapid growth could increase the risk of inflationary pressures, which would force the Federal Reserve to raise interest rates. We expect Europe and Japan to grow similarly, while emerging market economies are expected to continue their strong growth. In this scenario, fixed income assets are expected to produce total returns generally in line with their current yields, while equities are expected to produce returns generally in line with earnings growth, which we forecast to be moderately above bond yields.

Our cautiously optimistic outlook on most regions of the world and asset classes reinforces the importance of Pioneer Investments' message that investors should remain diversified; take a long-term view rather than over-reacting to breaking news, and base investment decisions on economic and market fundamentals rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.

Respectfully,

/s/ John F. Cogan Jr.

John F. Cogan Jr., Chairman
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/06
--------------------------------------------------------------------------------

Pioneer Independence Fund has been re-categorized from large-cap core to large-cap growth. The large-cap growth category is a better reflection of the portfolio manager's style and approach. The move does not change the overall investment strategy or objective of the Fund. The re-categorization necessitates a benchmark change from the Russell 1000 Index to the Russell 1000 Growth Index.

Good stock selection across a range of sectors brought positive results for Pioneer Independence Fund over the past twelve months. In the following discussion, Portfolio Manager Andrew Acheson reviews the market background and highlights factors that affected the period's returns.

Q:  What was the market background for the year?

A: Stock markets fell over the summer after rising earlier in the year. Prices came under pressure from fast-climbing energy costs and fears that the Federal Reserve Board might overdo its campaign of rate increases and bring on a recession. But conditions soon reversed. The Fed's August decision to delay any further hikes, coupled with falling oil and gas prices, gave the markets strong new momentum that carried prices higher through year-end.

Q:  How did the Fund perform against that background?

A: For the twelve months ended December 31, 2006, Pioneer Independence Fund's Class A shares had a total return of 11.38% at net asset value. That result exceeded the 9.07% return of the Russell 1000 Growth Index, but trailed the 15.46% return of the Russell 1000 Index. The Fund's results more than doubled the 5.60% average return of the 723 funds in Lipper's Large-Cap Growth Funds category.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represent past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:  Which of your decisions affected performance over the last twelve months?

A: Stock selection was key to this year's performance, with sector allocations detracting from results to a minor extent. The Fund's exposure to various sectors is not predetermined, but results from the investments we choose through our bottom-up selection process. We made a modest strategic shift over the summer, reducing exposure to consumer issues and expanding technology holdings, both through new acquisitions and by adding to existing positions at lower prices. That decision proved beneficial when tech shares moved higher, but our overweight position in this laggard sector hurt results, as did the Fund's underexposure to the strong-performing telecom sector.

Q:  What were some of the stocks that added to returns?

    First Quantum Minerals, a Canadian mining company operating in Africa's copper-rich regions, was the period's best performer. First Quantum's production appears poised to grow for several years, and its production costs are relatively low. And although copper prices have fallen from recent peak levels, they remain high enough to generate solid profits.

    We took profits in Phelps Dodge and Freeport-McMoRan while copper prices were higher during the summer. Freeport later announced plans to purchase Phelps Dodge.

    Shares of Apple continued to rise, thanks to innovative products that appeal to consumers with their design and functionality. Sales of iPods remain dominant in their category; more importantly, the popularity of iPods has bolstered sales of Macintosh computers, helping Apple to strengthen its foothold in the personal computer market. A rebound in shares of semiconductor maker Broadcom also added to results. We purchased Broadcom while inventory worries and probes of option awards had depressed its shares.

    In financial services, Merrill Lynch enjoyed earnings gains as good times on Wall Street boosted volume in capital markets and within Merrill's large retail sales operation. Record capital markets activity and heavy trading volumes also benefited Goldman Sachs, another Fund holding.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/06                             (continued)
--------------------------------------------------------------------------------

Q:  What were some of the period's disappointments?

A: A sharp decline late in the year made Corning the Fund's most disappointing holding. Despite surging volumes, falling prices for flat-panel TVs, computer monitors and other LCD-based products eroded pricing for Corning's specialized glass products. We retained this holding because of its current low valuation.

    We sold our position in Palm, the maker of handheld data devices. Product delays and non-competitive pricing caused Palm to miss revenue targets as well as earnings expectations.

    Shares of Capital One, best known as a credit card issuer, declined; investors questioned the high price it paid for Long Island-based North Fork Bancorporation. The earlier acquisition of Hibernia Bank of New Orleans was better received.

    Intel suffered some loss of market share to Advanced Micro Devices (not in the portfolio) the second-largest maker of microchips. Intel's stock declined following our initial purchase, but made up some ground after we took advantage of lower prices and added to the Fund's position. We believe Intel will regain share as it addresses gaps in its product offerings and proceeds with a significant restructuring.

    We believe we were premature in our decision to sell EMC. Investors feared that possible problems in EMC's core information storage business might have led it to overpay in acquiring RSA Security, a developer of software for securing electronic data.

Q:  What is your outlook for the coming year?

A: We are generally optimistic about prospects for the U.S. economy in upcoming quarters. Although GDP growth slowed in the last half of 2006 as the economic cycle aged, we think the economy will at least partially regain momentum in the new year. Investors have been anticipating cuts in short-term interest rates and may welcome only a moderate economic reacceleration. But more rapid growth could keep the Fed on hold or trigger rate hikes instead, and cause some dislocation.

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The outlook for corporate earnings remains good and equity valuations appear reasonable. We also think that profits will grow faster in the tech sector than corporate earnings overall. And although declining prices for energy and other commodities have cooled inflationary fires, we think inflation rates are still outside the Fed's comfort zone and may be cause for concern.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/06

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]
U.S. Common Stocks                                      86.0%
Depositary Receipts for International Stocks            12.9%
Temporary Cash Investment                                1.1%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]
Information Technology                                  35.0%
Financials                                              19.5%
Health Care                                             14.2%
Industrials                                              8.2%
Energy                                                   6.9%
Consumer Discretionary                                   6.0%
Consumer Staples                                         5.7%
Materials                                                4.0%
Telecommunication Services                               0.5%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1.   Taiwan Semiconductor Manufacturing Co. (A.D.R.)    4.80%
    2.   Apple Computer, Inc.                               4.60
    3.   Intel Corp.                                        4.45
    4.   J.P. Morgan Chase & Co.                            3.99
    5.   Vertex Pharmaceuticals, Inc.                       3.89
    6.   Citigroup, Inc.                                    3.82
    7.   Corning, Inc.                                      3.82
    8.   Broadcom Corp.                                     3.62
    9.   First Quantum Minerals, Ltd.                       3.40
   10.   Juniper Networks, Inc.                             3.37

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   12/31/06   3/10/06
------- ---------- --------
    A     $12.83   $13.17
    C     $12.74   $13.17
    Y     $12.85   $13.17

 Class   12/31/06   12/31/05
------- ---------- ---------
    P     $12.85    $12.63

Distributions Per Share
--------------------------------------------------------------------------------

                    1/1/06* - 12/31/06
        ------------------------------------------
                       Short-Term      Long-Term
 Class   Dividends   Capital Gains   Capital Gains
------- ----------- --------------- --------------
    A     $0.0805       $0.3418         $0.8294
    C     $0.0690       $0.3418         $0.8294
    Y     $0.0401       $0.3418         $0.8294
    P     $0.0086       $0.3418         $0.8294

*   Class A, C and Y shares were first publicly offered on March 10, 2006.

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

   The Russell 1000 Index measures the performance of large-cap U.S. stocks. The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

   The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-13.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund at public offering price, compared to that of the growth of the Russell 1000 Index and the Russell 1000 Growth Index.

----------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2006)
                              Net Asset      Public
                                Value       Offering
Period                          (NAV)      Price (POP)
Life-of-Class
(3/16/98)                        5.79%         5.08%
5 Years                          6.19          4.94
1 Year                          11.38          4.98
----------------------------------------------------------
Expense Ratio
(As of May 1, 2006)
                                 Gross          Net
                                 1.50%         1.25%
----------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                    Pioneer                   Russell           Russell 1000
               Independence Fund            1000 Index*         Growth Index*
3/98                 9425                     10000                 10000
                     9137                     11204                 12046
12/99               11228                     13547                 16040
                    12955                     12492                 12443
12/01               11419                     10937                  9902
                     8886                      8569                  7141
12/03               11533                     11130                  9265
                    12632                     12399                  9849
12/05               13842                     13176                 10367
12/06               15418                     15214                 11308

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class A shares for the period prior to the commencement of operations of Class A shares is the net asset value performance of the Fund's Class P shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class P shares.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


* Index comparison begins 3/31/98.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund, compared to that of the growth of the Russell 1000 Index and the Russell 1000 Growth Index.

----------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2006)
                                If         If
Period                         Held     Redeemed
Life-of-Class
(3/10/06)                      6.04%     5.07%
----------------------------------------------------------
Expense Ratio
(As of May 1, 2006)
                               Gross      Net
                               2.40%     2.15%
----------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                    Pioneer                   Russell           Russell 1000
               Independence Fund            1000 Index*         Growth Index*
3/06                 10000                    10000                 10000
12/06                10428                    11050                 10580


Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/07 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


* Index comparison begins 3/31/06.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                                       CLASS P SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund, compared to that of the growth of the Russell 1000 Index and the Russell 1000 Growth Index.

----------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2006)
                                                Public
                                Net Asset      Offering
Period                         Value (NAV)    Price (POP)
Life-of-Class
(3/16/98)                         5.74%         -2.26%
5 Years                           6.11          -7.63
1 Year                           10.96         -44.52
----------------------------------------------------------
Expense Ratio
(As of May 1, 2006)
                                  Gross            Net
                                  1.40%          1.40%
----------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                    Pioneer                   Russell           Russell 1000
               Independence Fund            1000 Index*         Growth Index*
3/98                 10000                    10000                 10000
                      9693                    11204                 12046
12/99                11910                    13547                 16040
                     13743                    12492                 12443
12/01                12113                    10937                  9902
                      9426                     8569                  7141
12/03                12234                    11130                  9265
                     13400                    12399                  9849
                     14684                    13176                 10367
12/06                16294                    15214                 11308

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted. The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP performance reflects plan sales charge of 50% on each of the first 12 plan investments. See the Pioneer Independence Plan prospectus for details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


* Index comparison begins 3/31/98.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund, compared to that of the growth of the Russell 1000 Index and the Russell 1000 Growth Index.

----------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2006)
                                   If            If
Period                            Held        Redeemed
Life-of-Class
(3/16/98)                         5.77%         5.77%
5 Years                           6.16          6.16
1 Year                           11.21         11.21
----------------------------------------------------------
Expense Ratio
(As of May 1, 2006)
                                  Gross          Net
                                  1.00%         1.00%
----------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                    Pioneer                   Russell           Russell 1000
               Independence Fund            1000 Index*         Growth Index*
3/98                 10030                    10000                10000
                      9693                    11204                12046
12/99                11910                    13547                16040
                     13743                    12492                12443
12/01                12113                    10937                 9902
                      9426                     8569                 7141
12/03                12234                    11130                 9265
                     13400                    12399                 9849
12/05                14684                    13176                10367
12/06                16331                    15214                11308

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class Y shares for the period prior to the commencement of operations of Class Y shares is the net asset value performance of the Fund's Class P shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class P shares. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


* Index comparison begins 3/31/98.

Pioneer Independence Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Independence Fund

Based on actual returns from July 1, 2006 through December 31, 2006.

Share Class                          A              C              P              Y
--------------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 7/1/06
Ending Account Value             $1,128.36      $1,093.32      $1,078.85      $1,126.63
On 12/31/06
Expenses Paid During Period*     $    6.71      $   10.97      $    7.86      $    6.91

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.08%, 1.50% and 1.29% for Class A, Class C, Class P and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Independence Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2006 through December 31, 2006.



Share Class                          A              C              P              Y
----------------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 7/1/06
Ending Account Value             $1,018.90      $1,014.72      $1,017.64      $1,018.70
On 12/31/06
Expenses Paid During Period*     $    6.36      $   10.56      $    7.63      $    6.56

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.08%, 1.50% and 1.29% for Class A, Class C, Class P and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Independence Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06
--------------------------------------------------------------------------------

  Shares                                                                  Value
              COMMON STOCKS - 99.7%
              Energy - 6.9%
              Integrated Oil & Gas - 6.6%
  33,000      Exxon Mobil Corp.                                    $  2,528,790
 306,415      Hess Corp.                                             15,188,992
 192,380      Suncor Energy, Inc.                                    15,180,706
                                                                   ------------
                                                                   $ 32,898,488
                                                                   ------------
              Oil & Gas Exploration & Production - 0.3%
  94,400      Veneco, Inc.*                                        $  1,657,664
                                                                   ------------
              Total Energy                                         $ 34,556,152
                                                                   ------------
              Materials - 4.0%
              Diversified Metals & Mining - 3.7%
 314,610      First Quantum Minerals, Ltd.                         $ 16,877,495
  10,450      Phelps Dodge Corp.                                      1,251,074
                                                                   ------------
                                                                   $ 18,128,569
                                                                   ------------
              Industrial Gases - 0.3%
  27,900      Praxair, Inc.                                        $  1,655,307
                                                                   ------------
              Total Materials                                      $ 19,783,876
                                                                   ------------
              Capital Goods - 8.2%
              Aerospace & Defense - 8.2%
  97,900      Boeing Co.                                           $  8,697,436
  47,400      General Dynamics Corp.                                  3,524,190
 338,450      Honeywell International, Inc.                          15,311,478
 214,800      United Technologies Corp.                              13,429,296
                                                                   ------------
                                                                   $ 40,962,400
                                                                   ------------
              Total Capital Goods                                  $ 40,962,400
                                                                   ------------
              Automobiles & Components - 1.0%
              Automobile Manufacturers - 1.0%
 651,000      Ford Motor Corp. (b)                                 $  4,889,010
                                                                   ------------
              Total Automobiles & Components                       $  4,889,010
                                                                   ------------
              Media - 2.1%
              Movies & Entertainment - 2.1%
 473,000      Time Warner, Inc.                                    $ 10,301,940
                                                                   ------------
              Total Media                                          $ 10,301,940
                                                                   ------------

16    The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                   Value
              Retailing - 2.9%
              Computer & Electronics Retail - 1.0%
 101,300      Best Buy Co., Inc.                                    $  4,982,947
                                                                    ------------
              Department Stores - 1.9%
  12,400      J.C. Penney Co., Inc.                                 $    959,264
  50,325      Sears Holdings Corp.*                                    8,451,077
                                                                    ------------
                                                                    $  9,410,341
                                                                    ------------
              Total Retailing                                       $ 14,393,288
                                                                    ------------
              Food & Drug Retailing - 2.7%
              Drug Retail - 1.7%
 116,800      CVS Corp.                                             $  3,610,288
 109,900      Walgreen Co.                                             5,043,311
                                                                    ------------
                                                                    $  8,653,599
                                                                    ------------
              Hypermarkets & Supercenters - 1.0%
 101,300      Wal-Mart Stores, Inc.                                 $  4,678,034
                                                                    ------------
              Total Food & Drug Retailing                           $ 13,331,633
                                                                    ------------
              Food Beverage & Tobacco - 2.6%
              Packaged Foods & Meats - 2.2%
 204,600      H.J. Heinz Co., Inc.                                  $  9,209,046
  18,000      Nestle SA (A.D.R.)                                       1,598,508
                                                                    ------------
                                                                    $ 10,807,554
                                                                    ------------
              Soft Drinks - 0.4%
  34,600      PepsiCo, Inc.                                         $  2,164,230
                                                                    ------------
              Total Food Beverage & Tobacco                         $ 12,971,784
                                                                    ------------
              Household & Personal Products - 0.4%
              Household Products - 0.4%
  30,100      Colgate-Palmolive Co.                                 $  1,963,724
                                                                    ------------
              Total Household & Personal Products                   $  1,963,724
                                                                    ------------
              Pharmaceuticals & Biotechnology - 14.1%
              Biotechnology - 7.3%
 146,175      Amgen, Inc.*                                          $  9,985,214
 409,150      Cubist Pharmaceuticals, Inc.*(b)                         7,409,706
 517,220      Vertex Pharmaceuticals, Inc.*                           19,354,372
                                                                    ------------
                                                                    $ 36,749,292
                                                                    ------------

The accompanying notes are an integral part of these financial statements.    17

Pioneer Independence Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06                                   (continued)


  Shares                                                                   Value
              Pharmaceuticals - 6.8%
 552,400      Bristol-Myers Squibb Co.                              $ 14,539,168
 118,125      Eli Lilly & Co.                                          6,154,313
 162,300      Johnson & Johnson                                       10,715,046
  51,200      Sanofi-Synthelabo SA (A.D.R.)                            2,363,904
                                                                    ------------
                                                                    $ 33,772,431
                                                                    ------------
              Total Pharmaceuticals & Biotechnology                 $ 70,521,723
                                                                    ------------
              Diversified Financials - 17.0%
              Consumer Finance - 3.8%
 163,050      American Express Co.                                  $  9,892,243
 117,200      Capital One Financial Corp.                              9,003,304
                                                                    ------------
                                                                    $ 18,895,547
                                                                    ------------
              Investment Banking & Brokerage - 4.4%
  28,700      Goldman Sachs Group, Inc.                             $  5,721,345
 177,655      Merrill Lynch & Co., Inc.                               16,539,681
                                                                    ------------
                                                                    $ 22,261,026
                                                                    ------------
              Diversified Financial Services - 8.8%
  93,640      Bank of America Corp.                                 $  4,999,440
 341,200      Citigroup, Inc.                                         19,004,840
 410,650      J.P. Morgan Chase & Co.                                 19,834,395
                                                                    ------------
                                                                    $ 43,838,675
                                                                    ------------
              Total Diversified Financials                          $ 84,995,248
                                                                    ------------
              Insurance - 2.4%
              Multi-Line Insurance - 2.4%
  95,000      American International Group, Inc.                    $  6,807,700
  53,900      Hartford Financial Services Group, Inc.                  5,029,409
                                                                    ------------
                                                                    $ 11,837,109
                                                                    ------------
              Total Insurance                                       $ 11,837,109
                                                                    ------------
              Software & Services - 0.8%
              Data Processing & Outsourced Services - 0.8%
  84,600      Automatic Data Processing, Inc.                       $  4,166,550
                                                                    ------------
              Total Software & Services                             $  4,166,550
                                                                    ------------

18    The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------

   Shares                                                                 Value
               Technology Hardware & Equipment - 16.5%
               Communications Equipment - 11.9%
1,014,920      Corning, Inc.*                                      $ 18,989,153
  885,300      Juniper Networks, Inc.*                               16,767,582
  722,400      Nokia Corp. (A.D.R.)                                  14,679,168
  240,430      Qualcomm, Inc.                                         9,085,850
                                                                   ------------
                                                                   $ 59,521,753
                                                                   ------------
               Computer Hardware - 4.6%
  269,430      Apple Computer, Inc.*                               $ 22,858,441
                                                                   ------------
               Total Technology Hardware & Equipment               $ 82,380,194
                                                                   ------------
               Semiconductors - 17.5%
               Semiconductor Equipment - 0.8%
  212,700      Applied Materials, Inc.                             $  3,924,315
                                                                   ------------
               Semiconductors - 16.7%
  556,750      Broadcom Corp.*                                     $ 17,988,592
1,093,000      Intel Corp.                                           22,133,250
  497,500      Marvell Technology Group, Ltd.*                        9,547,025
2,181,323      Taiwan Semiconductor Manufacturing Co. (A.D.R.)       23,841,860
  340,750      Texas Instruments, Inc.                                9,813,600
                                                                   ------------
                                                                   $ 83,324,327
                                                                   ------------
               Total Semiconductors                                $ 87,248,642
                                                                   ------------
               Telecommunication Services - 0.5%
               Integrated Telecom Services - 0.5%
   75,400      AT&T Corp.                                          $  2,695,550
                                                                   ------------
               Total Telecommunication Services                    $  2,695,550
                                                                   ------------
               TOTAL COMMON STOCKS
               (Cost $440,048,462)                                 $496,998,823
                                                                   ------------

The accompanying notes are an integral part of these financial statements.    19

Pioneer Independence Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06                                     (continued)
--------------------------------------------------------------------------------

    Shares                                                                Value
               TEMPORARY CASH INVESTMENT - 1.1%
               Security Lending Collateral - 1.1%
 5,593,073     Securities Lending Investment Fund, 5.26%           $  5,593,073
                                                                   ------------
               TOTAL TEMPORARY CASH INVESTMENT
               (Cost $5,593,073)                                   $  5,593,073
                                                                   ------------
               TOTAL INVESTMENT IN SECURITIES - 100.8%
               (Cost $445,641,535) (a)                             $502,591,896
                                                                   ------------
               OTHER ASSETS AND LIABILITIES (0.8)%                 $ (3,880,285)
                                                                   ------------
               TOTAL NET ASSETS - 100.0%                           $498,711,611
                                                                   ============

*        Non-income producing security.

(A.D.R.) American Depositary Receipt.

(a) At December 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $445,679,704 was as follows:


           Aggregate gross unrealized gain for all
           investments in which there is an excess
           of value over tax cost                                   $66,117,035
           Aggregate gross unrealized loss
           for all investments in which
           there is an excess of tax cost over value                 (9,204,843)
                                                                    -----------
           Net unrealized gain                                      $56,912,192
                                                                    ===========

(b)      At December 31, 2006, the following securities were out on loan:

             Shares       Security                               Value
               33,600     Cubist Pharmaceuticals, Inc.*     $  608,496
              644,490     Ford Motor Corp.                   4,840,120
                                                            ----------
                          Total                             $5,448,616
                                                            ==========

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2006 aggregated $387,994,199 and $328,429,024 respectively.


20    The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/06
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $5,448,616) (cost $445,641,535)                                 $502,591,896
  Cash                                                                 1,118,479
  Receivables -
    Investment securities sold                                           538,559
    Fund shares sold                                                     174,765
    Dividends, interest and foreign taxes withheld                       238,943
    Due from PIM                                                         129,118
                                                                    ------------
     Total assets                                                   $504,791,760
                                                                    ------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                         $    139,156
    Upon return of securities loaned                                   5,593,073
  Due to affiliates                                                      260,521
  Accrued expenses                                                        87,399
                                                                    ------------
     Total liabilities                                              $  6,080,149
                                                                    ------------
NET ASSETS:
  Paid-in capital                                                   $438,282,440
  Undistributed net investment income                                    149,425
  Accumulated net realized gain on investments and foreign
    currency transactions                                              3,329,385
  Net unrealized gain on investments                                  56,950,361
                                                                    ------------
     Total net assets                                               $498,711,611
                                                                    ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $2,055,513/160,221 shares)                      $      12.83
                                                                    ============
  Class C (based on $901,350/70,765 shares)                         $      12.74
                                                                    ============
  Class P (based on $495,744,990/38,577,059 shares)                 $      12.85
                                                                    ============
  Class Y (based on $9,758/759 shares)                              $      12.85
                                                                    ============
MAXIMUM OFFERING PRICE:
  Class A ($12.83 [divided by] 94.25%)                              $      13.61
                                                                    ============


The accompanying notes are an integral part of these financial statements.    21

Pioneer Independence Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $159,294)     $ 6,653,068
  Interest                                                      554,350
  Income from securities loaned, net                             37,364
                                                            -----------
     Total investment income                                                 $ 7,244,782
                                                                             -----------
EXPENSES:
  Management fees                                           $ 3,350,691
  Transfer agent fees and expenses
    Class A                                                       1,340
    Class C                                                          93
    Class P                                                   2,281,489
    Class Y                                                          36
  Distribution fees
    Class A                                                         800
    Class C                                                       1,122
    Class P                                                     800,717
  Administrative reimbursements                                  94,311
  Custodian fees                                                 28,919
  Registration fees                                              70,502
  Professional fees                                              34,970
  Printing expense                                               25,824
  Fees and expenses of nonaffiliated trustees                     9,014
  Expenses of Independence Plans (See Note 6)                    44,135
  Miscellaneous                                                  86,380
                                                            -----------
     Total expenses                                                          $ 6,830,343
     Less management fees waived and
       expenses reimbursed by Pioneer
       Investment Management, Inc.                                              (129,118)
                                                                             -----------
     Net expenses                                                            $ 6,701,225
                                                                             -----------
       Net investment income                                                 $   543,557
                                                                             -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
    Investments                                             $33,810,246
    Forward foreign currency contracts and
     other assets and liabilities denominated
     in foreign currencies                                      (46,418)     $33,763,828
                                                            -----------      -----------
  Change in net unrealized gain on investments                               $11,987,521
                                                                             -----------
     Net gain on investments and foreign
       currency transactions                                                 $45,751,349
                                                                             -----------
     Net increase in net assets resulting
       from operations                                                       $46,294,906
                                                                             ===========

22    The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/06 and 12/31/05, respectively

                                                            Year Ended       Year Ended
                                                             12/31/06         12/31/05
FROM OPERATIONS:
Net investment income                                     $     543,557    $     304,997
Net realized gain on investments and foreign
  currency transactions                                      33,763,828       26,990,377
Change in net unrealized gain on investments                 11,987,521        7,233,753
                                                          -------------    -------------
Net increase in net assets resulting from operations      $  46,294,906    $  34,529,127
                                                          -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.08 and $0.00 per share, respectively)     $     (11,929)   $           -
    Class C ($0.07 and $0.00 per share, respectively)            (3,907)               -
    Class P ($0.01 and $0.01 per share, respectively)          (331,848)        (379,849)
    Class Y ($0.04 and $0.00 per share, respectively)               (30)               -
Net realized gain:
    Class A ($1.17 and $0.00 per share, respectively)          (104,227)               -
    Class C ($1.17 and $0.00 per share, respectively)           (39,627)               -
    Class P ($1.17 and $0.68 per share, respectively)       (41,119,820)     (19,957,348)
    Class Y ($1.17 and $0.00 per share, respectively)              (889)               -
                                                          -------------    -------------
     Total distributions to shareowners                   $ (41,612,277)   $ (20,337,197)
                                                          -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $  95,883,480    $  96,591,711
Reinvestment of distributions                                41,348,917       20,265,097
Cost of shares repurchased                                  (36,469,738)     (29,099,895)
                                                          -------------    -------------
    Net increase in net assets resulting from fund
     share transactions                                   $ 100,762,659    $  87,756,913
                                                          -------------    -------------
    Net increase in net assets                            $ 105,445,288    $ 101,948,843
NET ASSETS:
Beginning of year                                           393,266,323      291,317,480
                                                          -------------    -------------
End of year                                               $ 498,711,611    $ 393,266,323
                                                          =============    =============
Undistributed net investment income                       $     149,425    $           -
                                                          =============    =============


The accompanying notes are an integral part of these financial statements.    23

Pioneer Independence Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                   '06 Shares      '06 Amount       '05 Shares      '05 Amount
CLASS A*
Shares sold                           159,741      $  2,134,457
Reinvestment of distributions           4,678            61,024
Less shares repurchased                (4,198)          (55,905)
                                      -------      ------------
    Net increase                      160,221      $  2,139,576
                                   ==========      ============
CLASS C*
Shares sold                            70,923      $    941,183
Reinvestment of distributions             673             8,709
Less shares repurchased                  (831)          (11,229)
                                      -------      ------------
    Net increase                       70,765      $    938,663
                                   ==========      ============
CLASS P
Shares sold                         7,032,425      $ 92,797,840       7,986,746    $  96,591,711
Reinvestment of distributions       3,168,465        41,279,184       1,600,231       20,265,097
Less shares repurchased            (2,761,158)      (36,402,604)     (2,404,997)     (29,099,895)
                                   ----------      ------------      ----------    -------------
    Net increase                    7,439,732      $ 97,674,420       7,181,980    $  87,756,913
                                   ==========      ============       =========    =============
CLASS Y*
Shares sold                               759      $     10,000
Reinvestment of distributions               -                 -
Less shares repurchased                     -                 -
                                   ----------      ------------
    Net increase                          759      $     10,000
                                   ==========      ============

* Share classes A,C, and Y were first publicly offered on March 10, 2006.

24    The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          3/10/06 (a)
                                                        to 12/31/06 (b)
CLASS A
Net asset value, beginning of period                      $  13.17
                                                          --------
Increase from investment operations:
  Net investment income                                   $   0.00(c)
  Net realized and unrealized gain on investments             0.91
                                                          --------
   Net increase from investment operations                $   0.91
Distributions to shareowners:
  Net investment income                                      (0.08)
  Net realized gain                                          (1.17)
                                                          --------
Net decrease in net asset value                           $  (0.34)
                                                          --------
Net asset value, end of period                            $  12.83
                                                          ========
Total return*                                                 6.82%(d)
Ratio of net expenses to average net assets                   1.25%**
Ratio of net investment loss to average net assets           (0.13)%**
Portfolio turnover rate                                         72%
Net assets, end of period (in thousands)                  $  2,056
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                                1.63%**
  Net investment loss                                        (0.51)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                                1.25%**
  Net investment loss                                        (0.13)%**

(a) Class A shares were first publicly offered on March 10, 2006.
(b) Net investment income and distribution per share amounts have been calculated using different methods.
(c) Amount rounds to less than one cent per share.
(d) Not Annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.

The accompanying notes are an integral part of these financial statements.    25

Pioneer Independence Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   3/10/06 (a)
                                                                 to 12/31/06 (b)
CLASS C
Net asset value, beginning of period                               $  13.17
                                                                   --------
Increase (decrease) from investment operations:
  Net investment income (loss)                                     $   0.00(c)
  Net realized and unrealized gain on investments                      0.81
                                                                   --------
   Net increase from investment operations                         $   0.81
Distributions to shareowners:
  Net investment income                                               (0.07)
  Net realized gain                                                   (1.17)
                                                                   --------
Net decrease in net asset value                                    $  (0.43)
                                                                   --------
Net asset value, end of period                                     $  12.74
                                                                   --------
Total return*                                                          6.04%(d)
Ratio of net expenses to average net assets                            2.08%**
Ratio of net investment income (loss) to average net assets           (1.05)%**
Portfolio turnover rate                                                  72%
Net assets, end of period (in thousands)                           $    901
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
Net expenses                                                           2.08%**
Net investment loss                                                   (1.05)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                                         2.08%**
  Net investment loss                                                 (1.05)%**

(a) Class C shares were first publicly offered on March 10, 2006.
(b) Net investment income and distribution per share amounts have been calculated using different methods.
(c) Amount rounds to less than one cent per share.
(d) Not Annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
** Annualized.

26    The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
                                                                Year Ended   Year Ended   Year Ended    Year Ended   Year Ended
                                                                 12/31/06     12/31/05     12/31/04     12/31/03      12/31/02
CLASS P
Net asset value, beginning of period                             $  12.63     $  12.16     $ 11.11       $  8.56      $  11.00
                                                                 --------     --------     -------       -------      --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $   0.01     $   0.01     $  0.01       $ (0.03)     $  (0.01)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      1.39         1.15        1.05          2.58         (2.43)
                                                                 --------     --------     -------       -------      --------
  Net increase (decrease) from investment operations             $   1.40     $   1.16     $  1.06       $  2.55      $  (2.44)
Distributions to shareowners:
 Net investment income                                              (0.01)       (0.01)      (0.01)            -             -
 Net realized gain                                                  (1.17)       (0.68)          -             -             -
                                                                 --------     --------     -------       -------      --------
  Net increase (decrease) in net asset value                     $   0.22     $   0.47     $  1.05       $  2.55      $  (2.44)
                                                                 --------     --------     -------       -------      --------
Net asset value, end of period                                   $  12.85     $  12.63     $ 12.16       $ 11.11      $   8.56
                                                                 ========     ========     =======       =======      ========
Total return*                                                       10.96%        9.59%       9.53%        29.79%       (22.18)%
Ratio of net expenses to average net assets+                         1.50%        1.50%       1.50%         1.50%         1.50%
Ratio of net investment income (loss) to average net assets+         0.12%        0.09%       0.06%        (0.32)%       (0.11)%
Portfolio turnover rate                                                72%         100%         93%           89%           53%
Net assets, end of period (in thousands)                         $495,745     $393,266     $291,317      $189,401     $ 86,712
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        1.53%        1.53%       1.96%         2.09%         2.65%
 Net investment income (loss)                                        0.09%        0.06%      (0.40)%       (0.90)%       (1.26)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.50%        1.50%       1.50%         1.50%         1.50%
 Net investment income (loss)                                        0.12%        0.09%       0.06%        (0.32)%       (0.11)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+   Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                3/10/06 (a)
                                                              to 12/31/06 (b)
CLASS Y
Net asset value, beginning of period                             $ 13.17
                                                                 -------
Increase from investment operations:
  Net investment income                                          $  0.03
  Net realized and unrealized gain on investments                   0.86
                                                                 -------
   Net increase from investment operations                       $  0.89
Distributions to shareowners:
  Net investment income                                            (0.04)
  Net realized gain                                                (1.17)
                                                                 -------
Net decrease in net asset value                                  $ (0.32)
                                                                 -------
Net asset value, end of period                                   $ 12.85
                                                                 =======
Total return*                                                       6.74%(c)
Ratio of net expenses to average net assets                         1.29%**
Ratio of net investment income to average net assets                0.26%**
Portfolio turnover rate                                               72%
Net assets, end of period (in thousands)                         $    10
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                                      1.29%**
  Net investment income                                             0.26%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                      1.29%**
  Net investment income                                             0.26%**

(a) Class Y shares were first publicly offered on March 10, 2006.
(b) Net investment income and distribution per share amounts have been calculated using different methods.
(c) Not Annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.

28    The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Independence Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Class P shares of the Fund are available to the general public only through Pioneer Independence Plans, a systematic investment plan sponsored by Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund. The Contractual Plans are no longer offered to the public. The investment objective of the Fund is to seek capital appreciation.

The Fund offers four classes of shares - Class A, Class C, Class P and Class Y shares. Class A, Class C and Class Y shares were first publicly offered on March 10, 2006. Shares of Class A, Class C, Class P and Class Y each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class C and Class P shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

Information regarding the Fund's principal investment risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's risks. At times, the Fund's investments may represent industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are

Pioneer Independence Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06                               (continued)
--------------------------------------------------------------------------------

consistent with those policies generally accepted in the investment company industry:


A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day that the New York Stock Exchange (NYSE) is open, as of the close of the regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2006, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    At December 31, 2006, The fund reclassified $46,418 to decrease undistributed net investment income and $46,418 to increase accumulated net realized gain on investments to reflect permanent book/tax differences. This reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

    The tax character of distributions paid during the years ended December 31, 2006 and 2005 were as follows:

--------------------------------------------------------------------------------
                                            2006             2005
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                      $12,320,497      $ 5,221,262
  Long-term capital gain                29,291,780       15,115,935
                                       -----------      -----------
    Total                              $41,612,277      $20,337,197
                                       ===========      ===========
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at December 31, 2006.

--------------------------------------------------------------------------------
                                                            2006
--------------------------------------------------------------------------------
  Undistributed ordinary income                        $   149,425
  Undistributed long-term gain                           3,367,554
  Unrealized appreciation                               56,912,192
                                                       -----------
    Total                                              $60,429,171
                                                       ===========
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.


C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito

Pioneer Independence Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06                               (continued)
--------------------------------------------------------------------------------

    Italiano), earned $1,692 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2006.


D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C, and Class P shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see
    Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class C, Class P and Class Y shares can bear different transfer agent and distribution fees.


E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


F.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.


G.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates. Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price on those securities but are included with the net realized and unrealized gain or loss on investments.


2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets. PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.25%, 2.15% and 1.50% of the average daily net assets attributable to Class A, Class C and Class P shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through May 1, 2009 for Class A shares and through May 1, 2008 for Class C and Class P shares. There can be no assurance that PIM will extend the expense limitations beyond these dates.

Pioneer Independence Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06                               (continued)
--------------------------------------------------------------------------------

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2006, $31,741 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due from affiliates.


3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due from affiliates is $228,780 in transfer agent fees payable from PIMSS at December 31, 2006.


4.  Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (except Class Y shares) (Class A Plan, Class C Plan and Class P Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class C plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Class P plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class P shares in reimbursement of its actual expenditures for services. Included in due from affiliates are no distribution fees payable to PFD at December 31, 2006.

In addition, redemptions of each class of shares (except Class Y and Class P shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2006, CDSCs in the amount of $1 were paid to PFD.

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5.  Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended December 31, 2002, the Fund had no borrowings under this agreement.


6.  Expense Arrangements with Affiliates

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction of the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2006, the Fund's expenses were not reduced under such arrangements.

The Fund also has entered into certain arrangements whereby the Class P shares of the Fund pay for certain custodian fees as well as recordkeeping, printing, legal and auditing expenses of Pioneer Independence Plans, a systematic investment plan sponsored by PFD (see Note 1). For the year ended December 31, 2006, Fund expenses included approximately $2,325,624 under such arrangements, and are included in their respective expense categories in the Statement of Operations.


7.  New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's (series', trust's) tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the year in which they are realized. Adoption of FIN 48 is

Pioneer Independence Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06                               (continued)
--------------------------------------------------------------------------------

required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than June 29, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Independence Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Independence Fund:

We have audited the accompanying statement of assets and liabilities of Pioneer Independence Fund (the "Fund"), including the schedule of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Independence Fund at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                         /s/ Ernst & Young LLP

Boston, Massachusetts
February 21, 2007

Pioneer Independence Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees"), voting separately, annually approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract: (i) will enable the Fund to receive quality investment advisory services at a fee deemed reasonable; and (ii) is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session, separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Interested Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund and/or officers of the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and also relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included information on (i) the investment performance of the Fund, a peer group of funds as classified by Morningstar, Inc., an independent evaluation service ("Morningstar") and an index considered appropriate by the Independent Trustees for this purpose, (ii) sales and redemption activity in respect of the Fund,
(iii) the general investment outlook in the markets in which the Fund invests,
(iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department and (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested, and the Investment Adviser provided, additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one-, three- and five-year periods for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates' profitability in providing services to the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid by the Funds to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are incurred on a basis other than as a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Pioneer Independence Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's absolute investment performance based upon total return, as well as the Fund's performance relative to the performance of both a peer group and an index considered appropriate by the Independent Trustees for this purpose. The Fund's performance, based upon total return, was in the first quintile of its Morningstar category peer group for the 12 months ended June 30, 2006, the second quintile of the peer group for the three years ended June 30, 2006 and the second quintile for the five years ended June 30, 2006. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Fund's beneficial owners hold shares through a contractual plan, and the Fund pays the expenses of the plan. These additional expenses affect the comparability of the Fund's performance to its peer group, as the mutual funds in the peer group do not have similar expenses. The Trustees, focusing on the three-year total returns, concluded that the performance of the Fund, adjusted to eliminate the effect of the expenses of the contractual plan was good.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the size, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the


40
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Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser or its affiliates under other contracts, such as transfer agency and administration, as well as the Investment Adviser's supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by its Morningstar category peer group. The Fund's management fee for the 12 months ended June 30, 2006 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also considered the Fund's expense ratio for the 12 months ended June 30, 2006 and expense ratios for the comparable period of the peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC, an independent third party. The Trustees found the Fund's expense ratio for the 12 months ended June 30, 2006 (after giving effect to the expense limitation) to be in the fifth quintile, according to data for the applicable peer group for the most recent fiscal year.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund,


                                                                              41
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Pioneer Independence Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

    as well as the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited industry data available. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, a break point in the management fee was not necessary. The Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.


42
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Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Conclusion. In light of the Investment Adviser's overall performance, the Trustees considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their review of the overall nature and quality of services provided by the Investment Adviser and the fees charged by other funds in the Fund's relevant peer group, and taking into account all material factors deemed relevant by the Trustees as well as the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund, including the fee payable thereunder, was fair and reasonable and that its renewal was in the best interests of the Fund and its shareowners. Accordingly, the Trustees and voted to approve the continuation of the Management Contract for another year.

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Pioneer Independence Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers

The fund's Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees (except Mr. West) serves as a Trustee of each of the 86 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as Trustee of 37 of the 86 Pioneer Funds. The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Independence Fund

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                      Position Held     Length of Service                                                       Other Directorships
Name and Age          With the Fund     and Term of Office         Principal Occupation During Past Five Years  Held by this Trustee
John F. Cogan, Jr.    Chairman of the   Trustee since 1997.        Deputy Chairman and a Director of Pioneer    Director of ICI
(80)*                 Board, Trustee    Serves until a             Global Asset Management S.p.A. ("PGAM");     Mutual Insurance
                      and President     successor trustee is       Non-Executive Chairman and a Director of     Company
                                        elected or earlier         Pioneer Investment Management USA Inc.
                                        retirement or removal.     ("PIM-USA"); Chairman and a Director of
                                                                   Pioneer; Chairman and Director of Pioneer
                                                                   Institutional Asset Management, Inc. (since
                                                                   2006); Director of Pioneer Alternative
                                                                   Investment Management Limited (Dublin);
                                                                   President and a Director of Pioneer
                                                                   Alternative Investment Management (Bermuda)
                                                                   Limited and affiliated funds; Director of
                                                                   PIOGLOBAL Real Estate Investment Fund
                                                                   (Russia) (until June 2006); Director of
                                                                   Nano-C, Inc. (since 2003); Director of Cole
                                                                   Investment Corporation (since 2004);
                                                                   Director of Fiduciary Counseling, Inc.;
                                                                   President and Director of Pioneer Funds
                                                                   Distributor, Inc. ("PFD") (until May 2006);
                                                                   President of all of the Pioneer Funds; and
                                                                   Of Counsel, Wilmer Cutler Pickering Hale
                                                                   and Dorr LLP (counsel to PIM-USA and the
                                                                   Pioneer Funds)

*Mr. Cogan and Mr. Hood are Interested Trustees because they are officers or directors of the fund's investment adviser and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Independence Fund

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                      Position Held     Length of Service                                                       Other Directorships
Name and Age          With the Fund     and Term of Office         Principal Occupation During Past Five Years  Held by this Trustee
Osbert M. Hood        Executive Vice    Since 2003. Serves         President and Chief Executive Officer,       Trustee of certain
(54)*+                President         at the discretion of       PIM-USA since May 2003 (Director since       Pioneer Funds
                                        the Board                  January 2001; Executive Vice President and
                                                                   Chief Operating Officer from November
                                                                   2000 - May 2003); Director of PGAM since June
                                                                   2003; President and Director of Pioneer
                                                                   since May 2003; President and Director of
                                                                   Pioneer Institutional Asset Management, Inc.
                                                                   since February 2006; Chairman and Director
                                                                   of Pioneer Investment Management
                                                                   Shareholder Services, Inc. ("PIMSS") since
                                                                   May 2003; Director of PFD since May 2006;
                                                                   Director of Oak Ridge Investments, LLC (a
                                                                   registered investment adviser in which PIM
                                                                   USA owns a minority interest) since January
                                                                   2005; Director of Vanderbilt Capital
                                                                   Advisors, LLC (an instutitional investment
                                                                   adviser wholly-owned by PIM USA) since June
                                                                   2006; and Executive Vice President of all
                                                                   of the Pioneer Funds since June 2003

*Mr. Cogan and Mr. Hood are Interested Trustees because they are officers or directors of the fund's investment adviser and certain of its affiliates.

+Mr. Hood resigned as Trustee and EVP effective January 9, 2007.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Independence Fund

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                      Position Held     Length of Service                                                       Other Directorships
Name, Age and Address With the Fund     and Term of Office         Principal Occupation During Past Five Years  Held by this Trustee
David R. Bock (63)    Trustee           Trustee since 2005.        Senior Vice President and Chief Financial    Director of The
050 K Street NW,                        Serves until a             Officer, I-trax, Inc. (publicly traded       Enterprise Social
Washington, DC 20007                    successor trustee is       health care services company) (2001 -        Investment Company
                                        elected or earlier         present); Managing Partner, Federal City     (privately-held
                                        retirement or removal.     Capital Advisors (boutique merchant bank)    affordable housing
                                                                   (2002 to 2004); and Executive Vice           finance company);
                                                                   President and Chief Financial Officer,       and Director of New
                                                                   Pedestal Inc. (internet-based mortgage       York Mortgage Trust
                                                                   trading company) (2000 - 2002)               (publicly traded
                                                                                                                mortgage REIT)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (58)     Trustee           Trustee since 1998.        President, Bush International                Director of Brady
3509 Woodbine Street                    Serves until a             (international financial advisory firm)      Corporation
Chevy Chase, MD 20815                   successor trustee is                                                    (industrial
                                        elected or earlier                                                      identification and
                                        retirement or removal.                                                  specialty coated
                                                                                                                material products
                                                                                                                manufacturer);
                                                                                                                Director of Briggs &
                                                                                                                Stratton Co. (engine
                                                                                                                manufacturer);
                                                                                                                Director of Mortgage
                                                                                                                Guaranty Insurance
                                                                                                                Corporation; and
                                                                                                                Director of UAL
                                                                                                                Corporation (airline
                                                                                                                holding company)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham   Trustee          Trustee since 1998.        Founding Director, The Winthrop Group, Inc.  None
(59)                                    Serves until a             (consulting firm); and Desautels Faculty of
1001 Sherbrooke                         successor trustee is       Management, McGill University
Street West,                            elected or earlier
Montreal, Quebec,                       retirement or removal.
Canada  H3A1G5
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Independence Fund

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                      Position Held     Length of Service                                                       Other Directorships
Name, Age and Address With the Fund     and Term of Office         Principal Occupation During Past Five Years  Held by this Trustee
Thomas J. Perna (56)  Trustee           Trustee since 2006.        Private investor (2004 - present); and       Director of
89 Robbins Avenue,                      Serves until a             Senior Executive Vice President, The Bank    Quadriserv Inc.
Berkeley Heights,                       successor trustee is       of New York (financial and securities        (technology products
NJ 07922                                elected or earlier         services) (1986 - 2004)                      for securities
                                        retirement or removal.                                                  lending industry)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret   Trustee           Trustee since 1998.        President and Chief Executive Officer,       Director of New
(58)                                    Serves until a             Newbury, Piret & Company, Inc.               America High Income
200 State Street,                       successor trustee is       (investment banking firm)                    Fund, Inc.
12th Floor,                             elected or earlier                                                      (closed-end
Boston, MA 02109                        retirement or removal.                                                  investment company)
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (78)  Trustee           Trustee since 1998.        Senior Counsel, Sullivan & Cromwell          Director, The Swiss
125 Broad Street,                       Serves until a             (law firm)                                   Helvetia Fund, Inc.
New York, NY 10004                      successor trustee is                                                    (closed-end
                                        elected or earlier                                                      investment company)
                                        retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (70)    Trustee           Trustee since 1998.        President, John Winthrop & Co., Inc.          None
One North Adgers Wharf                  Serves until a             (private investment firm)
Charleston, SC 29401                    successor trustee is
                                        elected or earlier
                                        retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Independence Fund

------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                      Position Held     Term of Office and                                                      Other Directorships
Name and Age          With the Fund     Length of Service          Principal Occupation During Past Five Years  Held by this Officer
Dorothy E. Bourassa   Secretary         Since 2003. Serves at      Secretary of PIM-USA; Senior Vice President  None
(58)                                    the discretion of the      - Legal of Pioneer; Secretary/Clerk of most
                                        Board                      of PIM-USA's subsidiaries; and Secretary of
                                                                   all of the Pioneer Funds since September
                                                                   2003 (Assistant Secretary from November
                                                                   2000 to September 2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley Assistant         Since 2003. Serves at      Vice President and Senior Counsel of         None
(42)                  Secretary         the discretion of the      Pioneer since July 2002; Vice President and
                                        Board                      Senior Counsel of BISYS Fund Services, Inc.
                                                                   (April 2001 to June 2002); Senior Vice
                                                                   President and Deputy General Counsel of
                                                                   Funds Distributor, Inc. (July 2000 to April
                                                                   2001), and Assistant Secretary of all of
                                                                   the Pioneer Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Christopher P. Harvey Assistant         Since 2006. Serves at      Partner, Wilmer Cutler Pickering Hale and    None
(45)                  Secretary         the discretion of the      Dorr LLP; and Assistant Secretary of all of
                                        Board                      the Pioneer Funds since July 2006.
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (61)     Treasurer         Since 2000. Serves at      Vice President - Fund Accounting,            None
                                        the discretion of the      Administration and Controllership Services
                                        Board                      of Pioneer; and Treasurer of all of the
                                                                   Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (47)  Assistant         Since 2004. Serves at      Deputy Treasurer of Pioneer since 2004;      None
                      Treasurer         the discretion of the      Treasurer and Senior Vice President, CDC
                                        Board                      IXIS Asset Management Services from 2002 to
                                                                   2003; Assistant Treasurer and Vice
                                                                   President, MFS Investment Management from
                                                                   1997 to 2002; and Assistant Treasurer of
                                                                   all of the Pioneer Funds since November
                                                                   2004
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (41) Assistant         Since 2000. Serves at      Assistant Vice President - Fund Accounting,  None
                      Treasurer         the discretion of the      Administration and Controllership Services
                                        Board                      of Pioneer; and Assistant Treasurer of all
                                                                   of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Independence Fund

------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                      Position Held     Term of Office and                                                      Other Directorships
Name and Age          With the Fund     Length of Service          Principal Occupation During Past Five Years  Held by this Officer
Gary Sullivan (48)    Assistant         Since 2002. Serves         Fund Accounting Manager - Fund Accounting,   None
                      Treasurer         at the discretion of       Administration and Controllership Services
                                        the Board                  of Pioneer; and Assistant Treasurer of all
                                                                   of the Pioneer Funds since May 2002
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim         Assistant         Since 2003. Serves         Fund Administration Manager - Fund           None
Sullivan (33)         Treasurer         at the discretion of       Accounting, Administration and
                                        the Board                  Controllership Services since June 2003;
                                                                   Assistant Vice President - Mutual Fund
                                                                   Operations of State Street Corporation from
                                                                   June 2002 to June 2003 (formerly Deutsche
                                                                   Bank Asset Management); Pioneer Fund
                                                                   Accounting, Administration and
                                                                   Controllership Services (Fund Accounting
                                                                   Manager from August 1999 to May 2002); and
                                                                   Assistant Treasurer of all the Pioneer
                                                                   Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Terrence J.           Chief Compliance  Since 2006. Serves         Chief Compliance Officer of Pioneer and all  None
Cullen (45)           Officer           at the discretion of       of the Pioneer Funds since March 2006; Vice
                                        the Board                  President and Senior Counsel of Pioneer
                                                                   since September 2004; and Senior Vice
                                                                   President and Counsel, State Street
                                                                   Research & Management Company (February
                                                                   1998 to September 2004)
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

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                           This page for your notes.

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                           This page for your notes.

52
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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications and
service forms                                                     1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site:                                   www.pioneerinvestments.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately $25,510 in 2006 and $22,770 in 2005.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended December 31, 2006 and 2005.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $7,515 in 2006 and $6,800 in 2005.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.

For the years ended December 31, 2006 and 2005, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $7,515 in 2006 and $6,800 in 2005.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Independence Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 1, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 1, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 1, 2007

* Print the name and title of each signing officer under his or her signature.